CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 80,979	$ 90,811	$ 52,874
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	11,473	10,085	10,220
Depreciation and amortization expense	33,997	29,208	23,973
Provision for doubtful receivables	403	10	1,606
Inventory write down	997	272	413
Loss on disposal of long-lived assets	1,362	1,384	666
Property, plant and equipment impairment			944
Loss (gain) on forward contracts marked to market	1,600	(2,258)	(481)
Gain from settlement of escrow shares			(1,672)
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(14,399)	(11,497)	(10,622)
Inventories	(26,808)	(2,820)	(7,754)
Other current assets	(332)	(3,737)	1,317
Other non-current assets	237	2,888	6
Accounts payable	5,018	1,950	(905)
Accrued liabilities	(1,698)	3,006	2,781
Other taxes payable	184	(157)	(2,843)
Other current liabilities	(831)	780	1,837
Deferred revenue	6,282	4,083	1,180
Advanced subsidies	314	1,499	(564)
Deferred taxes	2,286	147	(3,205)
Net cash provided by (used in) operating activities	101,064	125,654	69,771
Investing activities:
Acquisition of businesses, net of cash acquired	(12,555)		(13,500)
Purchase of property, plant and equipment	(63,405)	(48,876)	(54,994)
Proceeds from sales of property, plant and equipment	77	28	7
Purchase of intangible assets	(605)	(543)	(271)
Change in restricted cash	(396)	(607)	(19)
Purchase of short-term investments	(280,772)	(118,177)	(54,165)
Purchase of long-term investments	(4,335)
Sales of short-term investments	196,165	103,405	46,845
Advanced subsidy received for construction	3,163	2,968	2,321
Payment for residential buildings	(15,871)
Net cash used in investing activities	(178,534)	(61,802)	(73,776)
Financing activities:
Repayment of long-term debt	(315)	(251)	(297)
Repayment of short-term bank borrowings	(27,500)	(34,374)	(59,579)
Proceeds from short-term bank borrowings	55,950		80,443
Borrowings, net of repayments, under short-term revolving line of credit			6,000
Proceeds from exercise of share options	1,637	2,363	1,419
Net cash provided by (used in) financing activities	29,772	(32,262)	27,986
Effect of exchange rate changes on cash and cash equivalents	3,665	3,301	(95)
Net increase (decrease) in cash and cash equivalents	(44,033)	34,891	23,886
Cash and cash equivalents at beginning of period	115,401	80,510	56,624
Cash and cash equivalents at end of period	71,368	115,401	80,510
Supplemental disclosure of cash flow information:
Cash paid for interest	(615)	(768)	(1,736)
Cash paid for income taxes	(13,226)	(9,263)	(6,090)
Non-cash investing and financing activities:
Accounts payable for purchase of property, plant and equipment	$ 6,955	$ 5,144	$ 6,850